Accrued Expenses and Other Current Liabilities - Schedule of Components of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Salary and welfare payable	¥ 88,665		¥ 107,353
Accrued operating expenses	11,895		16,426
Payable for acquisitions of property and equipment	2,250		2,802
Other tax payable	1,401		1,195
Refund liabilities	211		225
Accrued expenses and other current liabilities	¥ 104,422	$ 14,307	¥ 128,001